Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 61,979	$ (11,507)	$ 266,281
Total comprehensive income/(loss) for the period	61,979	(11,667)	266,235
Attributable to the owners of parent	61,456	(11,681)	266,221
Parent Company [Member]
Condensed Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	77,563	36,095	(22,433)
Total comprehensive income/(loss) for the period	77,563	36,095	(22,433)
Attributable to the owners of parent	$ 77,563	$ 36,095	$ (22,433)